SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Options, Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY Years	Dec. 31, 2013 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 2003 Option Plan and 2006 Share Incentive Plan [Member] Stock Options [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (in US dollars per share)	$ 15.01				$ 21.82	$ 14.45
Share-based compensation expense	$ 14,135	87,706	86,015	93,376			36,600	56,264	79,084
Unrecognized share-based compensation cost							21,921
Unrecognized share-based compensation cost, weighted average period expected to be recognized							2.16